[Invesco Letterhead]
June 8, 2012
Via EDGAR
Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention: Mr. Vincent Di Stefano

Re:	Invesco Value Municipal Income Trust CIK No. 0000885601, File No. 333-180582
Dear Mr. Di Stefano:
     On behalf of Invesco Value Municipal Income Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended (the “1933 Act”), is the electronic version of the Trust’s Pre-Effective Amendment No. 2 (the “Amendment”) to its registration statement on Form N-14 8C (the “Registration Statement”) containing a joint proxy statement/prospectus filed to register the following:
•	Common shares of beneficial interest of the Trust that will be issued to the holders of common shares of beneficial interest of Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities and Invesco Value Municipal Trust.
The Amendment is being filed to make certain changes, including responding to disclosure and accounting comments from the staff of the Securities and Exchange Commission (the “Commission”).
     Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officer of the Trust respectfully requests that the effectiveness of the Registration Statement be accelerated to 5:00 p.m., Eastern Time, on Friday, June 8, 2012, or as soon as practicable thereafter. No underwriter will participate in the issuance of shares registered by the Registration Statement.
     In connection with this request for acceleration, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the Trust’s filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Trust may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.
     Any questions regarding this request should be directed to Stephen R. Rimes of Invesco Advisers, Inc. at (713) 214-1968 or the undersigned at (713) 214-1191.

Sincerely, Invesco Value Municipal Income Trust
By:	/s/ John M. Zerr
John M. Zerr
Senior Vice President